UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/16 (Unaudited)

COMMON STOCKS (97.8%)(a)
		Shares	Value

Aerospace and defense (6.4%)

Airbus Group SE (France)		375,283	$22,081,789

Embraer SA ADR (Brazil)		311,000	5,681,970

General Dynamics Corp.		330,200	48,503,078

Honeywell International, Inc.		384,900	44,775,417

L-3 Communications Holdings, Inc.		276,800	41,971,184

Northrop Grumman Corp.		327,200	70,881,336

Raytheon Co.		230,500	32,161,665

Rockwell Collins, Inc.		128,500	10,873,670

United Technologies Corp.		283,000	30,464,950

			307,395,059
Air freight and logistics (0.6%)

United Parcel Service, Inc. Class B		259,600	28,062,760

			28,062,760
Airlines (0.5%)

American Airlines Group, Inc.		595,400	21,136,700

			21,136,700
Auto components (0.4%)

Johnson Controls, Inc.		394,500	18,115,440

			18,115,440
Automobiles (0.1%)

General Motors Co.		218,400	6,888,336

			6,888,336
Banks (11.3%)

Bank of America Corp.		7,681,494	111,304,848

Citigroup, Inc.		2,380,680	104,297,591

JPMorgan Chase & Co.		2,756,746	176,349,042

PacWest Bancorp		185,500	7,670,425

Regions Financial Corp.		2,362,900	21,667,793

Wells Fargo & Co.		2,526,779	121,209,589

			542,499,288
Beverages (1.9%)

Molson Coors Brewing Co. Class B		279,400	28,543,504

PepsiCo, Inc.		595,500	64,861,860

			93,405,364
Biotechnology (0.5%)

Gilead Sciences, Inc.		325,200	25,843,644

			25,843,644
Capital markets (4.6%)

AllianceBernstein Holding LP		573,400	13,738,664

Charles Schwab Corp. (The)		1,360,300	38,659,726

E*Trade Financial Corp.(NON)		254,600	6,385,368

Goldman Sachs Group, Inc. (The)		255,993	40,654,248

KKR & Co. LP		2,544,896	36,748,298

Morgan Stanley		1,575,600	45,266,988

State Street Corp.		567,200	37,310,416

			218,763,708
Chemicals (3.3%)

Air Products & Chemicals, Inc.(S)		161,400	24,116,388

Axalta Coating Systems, Ltd.(NON)		893,697	25,515,049

Dow Chemical Co. (The)		636,200	34,144,854

E.I. du Pont de Nemours & Co.		468,500	32,406,145

Ingevity Corp.(NON)		367,500	14,064,225

Monsanto Co.		195,000	20,820,150

Symrise AG (Germany)		123,142	8,678,894

			159,745,705
Commercial services and supplies (0.7%)

Tyco International PLC		732,142	33,363,711

			33,363,711
Communications equipment (1.9%)

Cisco Systems, Inc.		2,967,457	90,596,462

			90,596,462
Consumer finance (0.8%)

Capital One Financial Corp.		211,700	14,200,836

Synchrony Financial(NON)		852,400	23,764,912

			37,965,748
Containers and packaging (0.5%)

Ball Corp.(S)		344,400	24,338,748

			24,338,748
Distributors (0.3%)

LKQ Corp.(NON)		368,600	12,676,154

			12,676,154
Diversified consumer services (—%)

ITT Educational Services, Inc.(NON)(S)		616,249	1,392,723

			1,392,723
Diversified telecommunication services (1.7%)

AT&T, Inc.		1,571,000	68,008,590

Verizon Communications, Inc.		258,514	14,324,261

			82,332,851
Electric utilities (2.4%)

American Electric Power Co., Inc.		225,400	15,620,220

Edison International		249,000	19,267,620

Exelon Corp.		1,510,000	56,292,800

PG&E Corp.		389,100	24,879,054

			116,059,694
Energy equipment and services (1.8%)

Baker Hughes, Inc.		370,700	17,730,581

Halliburton Co.		814,900	35,578,534

Schlumberger, Ltd.(S)		425,439	34,256,348

			87,565,463
Food and staples retail (1.8%)

CVS Health Corp.		342,200	31,728,784

Kroger Co. (The)		607,400	20,767,006

Wal-Mart Stores, Inc.		130,500	9,522,585

Walgreens Boots Alliance, Inc.		320,100	25,367,925

			87,386,300
Food products (2.1%)

JM Smucker Co. (The)		138,900	21,412,824

Kraft Heinz Co. (The)		522,000	45,095,580

Mead Johnson Nutrition Co.		209,600	18,696,320

Mondelez International, Inc. Class A		361,200	15,885,576

			101,090,300
Health-care equipment and supplies (3.3%)

Abbott Laboratories		377,700	16,902,075

Baxter International, Inc.		204,300	9,810,486

Becton Dickinson and Co.		201,900	35,534,400

C.R. Bard, Inc.		142,900	31,971,017

Danaher Corp.		237,400	19,333,856

Medtronic PLC		494,431	43,326,989

			156,878,823
Health-care providers and services (1.2%)

Cardinal Health, Inc.		196,300	16,410,680

Cigna Corp.		183,300	23,638,368

UnitedHealth Group, Inc.		135,500	19,403,600

			59,452,648
Hotels, restaurants, and leisure (1.1%)

Hilton Worldwide Holdings, Inc.		1,452,700	33,688,113

Penn National Gaming, Inc.(NON)		1,277,336	19,185,587

			52,873,700
Household durables (0.5%)

PulteGroup, Inc.		651,900	13,807,242

Whirlpool Corp.(S)		49,000	9,425,640

			23,232,882
Household products (0.7%)

Colgate-Palmolive Co.		150,644	11,212,433

Procter & Gamble Co. (The)		249,300	21,337,587

			32,550,020
Independent power and renewable electricity producers (1.6%)

Calpine Corp.(NON)		2,873,917	39,487,620

NRG Energy, Inc.		2,568,800	35,552,192

			75,039,812
Industrial conglomerates (1.3%)

General Electric Co.(S)		1,457,420	45,384,059

Siemens AG (Germany)		152,084	16,513,312

			61,897,371
Insurance (4.8%)

American International Group, Inc.		1,545,025	84,111,161

Assured Guaranty, Ltd.		1,160,380	31,086,580

Chubb, Ltd.		230,300	28,847,378

Hartford Financial Services Group, Inc. (The)		1,041,900	41,519,715

MetLife, Inc.		414,487	17,715,174

Prudential PLC (United Kingdom)		1,487,020	26,272,751

			229,552,759
Internet and catalog retail (—%)

FabFurnish GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)		39	33

Global Fashion Holding SA (acquired 8/2/13, cost $2,567,154) (Private) (Brazil)(F)(RES)(NON)		60,600	436,346

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)		39	33

New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Brazil)(F)(RES)(NON)		16	13

			436,425
Internet software and services (1.2%)

Alphabet, Inc. Class C(NON)		72,180	55,491,262

			55,491,262
IT Services (1.4%)

Computer Sciences Corp.		822,300	39,330,609

Fidelity National Information Services, Inc.		369,700	29,402,241

			68,732,850
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.		289,900	13,947,089

			13,947,089
Media (2.6%)

Charter Communications, Inc. Class A(NON)		102,751	24,133,127

Comcast Corp. Class A		585,800	39,395,050

DISH Network Corp. Class A(NON)		318,300	17,003,586

Liberty Global PLC Ser. C (United Kingdom)(NON)		556,900	17,236,055

Time Warner, Inc.		344,100	26,375,265

			124,143,083
Metals and mining (0.8%)

BHP Billiton, Ltd. (Australia)		1,454,053	21,569,749

Newmont Mining Corp.		405,800	17,855,200

			39,424,949
Multiline retail (0.6%)

Target Corp.		358,200	26,983,206

			26,983,206
Oil, gas, and consumable fuels (10.0%)

Anadarko Petroleum Corp.		743,100	40,521,243

Cabot Oil & Gas Corp.		665,100	16,408,017

Chevron Corp.		162,600	16,663,248

Concho Resources, Inc.(NON)(S)		138,600	17,214,120

ConocoPhillips		1,118,200	45,644,924

Diamondback Energy, Inc.(NON)		157,875	13,859,846

Energen Corp.		249,500	11,821,310

EOG Resources, Inc.		286,100	23,374,370

Exxon Mobil Corp.		432,392	38,461,268

Gulfport Energy Corp.(NON)		866,900	25,218,121

Marathon Oil Corp.(S)		1,278,400	17,437,376

Pioneer Natural Resources Co.		233,200	37,911,324

Range Resources Corp.		607,900	24,504,449

Royal Dutch Shell PLC ADR Class A (United Kingdom)		1,772,614	91,803,679

Scorpio Tankers, Inc.		2,954,200	14,061,992

Suncor Energy, Inc. (Canada)		960,352	25,846,719

Total SA ADR (France)(S)		395,299	19,013,882

			479,765,888
Paper and forest products (0.3%)

Boise Cascade Co.(NON)		531,200	14,432,704

			14,432,704
Personal products (0.8%)

Coty, Inc. Class A		384,983	10,344,493

Edgewell Personal Care Co.(NON)		329,968	27,918,592

			38,263,085
Pharmaceuticals (9.9%)

Allergan PLC(NON)		149,700	37,866,615

AstraZeneca PLC ADR (United Kingdom)(S)		1,370,000	46,771,800

Bristol-Myers Squibb Co.		292,800	21,904,368

Eli Lilly & Co.		542,300	44,951,247

Johnson & Johnson		643,100	80,535,413

Merck & Co., Inc.		1,290,391	75,694,336

Perrigo Co. PLC		100,200	9,157,278

Pfizer, Inc.		2,508,534	92,539,819

Sanofi ADR (France)(S)		505,800	21,562,254

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		645,900	34,555,650

Zoetis, Inc.		243,638	12,296,410

			477,835,190
Real estate investment trusts (REITs) (1.0%)

American Tower Corp.		141,400	16,369,878

Gaming and Leisure Properties, Inc.		872,508	31,261,962

			47,631,840
Road and rail (0.7%)

Union Pacific Corp.		370,700	34,493,635

			34,493,635
Semiconductors and semiconductor equipment (1.7%)

Intel Corp.		1,126,500	39,269,790

Lam Research Corp.(S)		170,950	15,346,182

Micron Technology, Inc.(NON)		2,107,700	28,959,798

			83,575,770
Software (2.7%)

Microsoft Corp.		1,996,100	113,138,948

Oracle Corp.		386,800	15,874,272

			129,013,220
Specialty retail (1.2%)

Advance Auto Parts, Inc.		88,200	14,981,652

Home Depot, Inc. (The)		213,300	29,486,592

Michaels Cos., Inc. (The)(NON)		423,900	11,174,004

			55,642,248
Technology hardware, storage, and peripherals (2.4%)

Apple, Inc.		584,400	60,900,324

EMC Corp.		711,300	20,115,564

HP, Inc.		880,900	12,341,409

Samsung Electronics Co., Ltd. (South Korea)		16,885	23,198,692

			116,555,989
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.		2,699,655	34,825,550

			34,825,550
Tobacco (0.8%)

Philip Morris International, Inc.		374,100	37,507,266

			37,507,266
Wireless telecommunication services (0.6%)

Vodafone Group PLC ADR (United Kingdom)(S)		988,222	30,536,059

			30,536,059

Total common stocks (cost $4,195,039,674)			$4,697,339,481

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $309,232) (Brazil)(F)(Private)(RES)(NON)		40,826	$312,658

Total convertible preferred stocks (cost $309,232)			$312,658

SHORT-TERM INVESTMENTS (5.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.62%(d)	Shares	158,673,200	$158,673,200

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	102,816,059	102,816,059

SSgA Prime Money Market Fund Class N 0.34%(P)	Shares	10,850,000	10,850,000

U.S. Treasury Bills 0.270%, 8/18/16		$603,000	602,949

U.S. Treasury Bills 0.202%, 8/11/16		4,182,000	4,181,833

U.S. Treasury Bills 0.260%, 8/4/16		160,000	159,999

Total short-term investments (cost $277,283,950)			$277,284,040

TOTAL INVESTMENTS

Total investments (cost $4,472,632,856)(b)			$4,974,936,179

FORWARD CURRENCY CONTRACTS at 7/31/16 (aggregate face value $163,214,523) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	9/21/16	$101,036,377	$109,992,309	$8,955,932
	Euro	Sell	9/21/16	21,104,005	21,124,390	20,385
JPMorgan Chase Bank N.A.
	Euro	Sell	9/21/16	32,063,017	32,097,824	34,807

Total						$9,011,124

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,803,509,363.
(b)	The aggregate identified cost on a tax basis is $4,515,974,177, resulting in gross unrealized appreciation and depreciation of $721,642,061 and $262,680,059, respectively, or net unrealized appreciation of $458,962,002.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $749,083, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$217,802,220	$518,238,081	$633,224,242	$451,489	$102,816,059
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $158,673,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $155,423,600.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$321,947,772	$—	$436,425
Consumer staples	390,202,335	—	—
Energy	567,331,351	—	—
Financials	1,111,238,893	—	—
Health care	733,957,394	—	—
Industrials	486,349,236	—	—
Information technology	543,965,553	—	—
Materials	237,942,106	—	—
Telecommunication services	112,868,910	—	—
Utilities	191,099,506	—	—
Total common stocks	4,696,903,056	—	436,425
Convertible preferred stocks	—	—	312,658
Short-term investments	113,666,059	163,617,981	—

Totals by level	$4,810,569,115	$163,617,981	$749,083

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$9,011,124	$—

Totals by level	$—	$9,011,124	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$9,011,124	$—

Total	$9,011,124	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$166,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	$8,976,317	$34,807	$9,011,124

	Total Assets	$8,976,317	$34,807	$9,011,124

	Liabilities:
	Forward currency contracts#	—	—	—

	Total Liabilities	$—	$—	$—

	Total Financial and Derivative Net Assets	$8,976,317	$34,807	$9,011,124
	Total collateral received (pledged)##†	$8,976,317	$34,807
	Net amount	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016